Investment Property (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
As of January	$ 7,705,942	$ 8,313,274
Additions		177,088
Divestitures		(321,277)
Depreciation	(86,129)	(68,177)
Conversion effect (depreciation)	(114,850)	(1,553,082)
Conversion effect	2,845	29,665
Other increases (decreases)	2,043,806	1,128,451
Changes	1,845,672	(607,332)
As of December	9,551,614	7,705,942
Investment Property Land [Member]
Statement [Line Items]
As of January	5,693,446	6,179,518
Additions		76,136
Divestitures		(277,008)
Depreciation	0	0
Conversion effect (depreciation)	(82,337)	(1,142,449)
Conversion effect	0	0
Other increases (decreases)	1,502,451	857,249
Changes	1,420,114	(486,072)
As of December	7,113,560	5,693,446
Investment Property Buildings [Member]
Statement [Line Items]
As of January	2,012,496	2,133,756
Additions		100,952
Divestitures		(44,269)
Depreciation	(86,129)	(68,177)
Conversion effect (depreciation)	(32,513)	(410,633)
Conversion effect	2,845	29,665
Other increases (decreases)	541,355	271,202
Changes	425,558	(121,260)
As of December	2,438,054	2,012,496
Gross carrying amount [member]
Statement [Line Items]
As of January	8,531,303	9,100,123
As of December	10,460,259	8,531,303
Gross carrying amount [member] | Investment Property Land [Member]
Statement [Line Items]
As of January	5,693,446	6,179,518
As of December	7,113,560	5,693,446
Gross carrying amount [member] | Investment Property Buildings [Member]
Statement [Line Items]
As of January	2,837,857	2,920,605
As of December	3,346,699	2,837,857
Accumulated depreciation and amortisation [member]
Statement [Line Items]
As of January	(825,361)	(786,849)
As of December	(908,645)	(825,361)
Accumulated depreciation and amortisation [member] | Investment Property Land [Member]
Statement [Line Items]
As of January	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Investment Property Buildings [Member]
Statement [Line Items]
As of January	(825,361)	(786,849)
As of December	$ (908,645)	$ (825,361)